Borrowings - Additional Information (Detail) In Thousands, unless otherwise specified				12 Months Ended		1 Months Ended	12 Months Ended							1 Months Ended	12 Months Ended
	Jan. 31, 2013 USD ($)	Jan. 31, 2012 USD ($)	Jan. 31, 2013 Sumitomo Mitsui Banking Corporation [Member] JPY (¥)	Jan. 31, 2013 2013 Notes [Member]	Jan. 25, 2013 2013 Notes [Member] USD ($)	Jan. 25, 2013 2013 Series B Notes [Member] USD ($)	Jan. 31, 2013 2013 Series B Notes [Member] USD ($)	Jan. 31, 2013 2013 Series B Notes [Member] Principal Amount Due Date One [Member] USD ($)	Jan. 31, 2013 2013 Series B Notes [Member] Principal Amount Due Date Two [Member] USD ($)	Jan. 31, 2013 2013 Series B Notes [Member] Principal Amount Due Date Three [Member] USD ($)	Jan. 31, 2013 2013 Series B Notes [Member] Principal Amount Due Date Four [Member] USD ($)	Jan. 31, 2013 2013 Series B Notes [Member] Principal Amount Due Date Five [Member] USD ($)	Jan. 31, 2013 Sumitomo Mitsui Banking Corporation [Member] USD ($)	Jan. 25, 2013 Notes issued on July 9, 2009 [Member] USD ($)	Jan. 31, 2013 2013 Series A Notes [Member] USD ($)	Jan. 31, 2013 2013 Series A Notes [Member] Principal Amount Due Date One [Member] USD ($)	Jan. 31, 2013 2013 Series A Notes [Member] Principal Amount Due Date Two [Member] USD ($)	Jan. 31, 2013 2013 Series A Notes [Member] Principal Amount Due Date Three [Member] USD ($)	Jan. 31, 2013 2013 Series A Notes [Member] Principal Amount Due Date Four [Member] USD ($)	Jan. 31, 2013 2013 Series A Notes [Member] Principal Amount Due Date Five [Member] USD ($)	Jan. 31, 2013 2013 Series A Notes [Member] Principal Amount Due Date Six [Member] USD ($)	Jan. 31, 2013 2013 Series A Notes [Member] Principal Amount Due Date Seven [Member] USD ($)	Jan. 31, 2013 2013 Series A Notes [Member] Principal Amount Due Date Eight [Member] USD ($)	Jan. 31, 2013 2013 Series A Notes [Member] Principal Amount Due Date Nine [Member] USD ($)
Line of Credit Facility [Line Items]
Letter of credit agreement			¥ 4,000,000		$ 200,000		$ 50,000								$ 150,000
Facility usage for cash withdrawals	79,213	76,240											43,935
Publicly quoted interest rate on remaining portion													1.20%
Maturity date							Feb. 01, 2020	Feb. 01, 2018	Aug. 01, 2018	Feb. 01, 2019	Aug. 01, 2019	Feb. 01, 2020	Oct. 19, 2013	Aug. 09, 2014	Feb. 01, 2022	Feb. 01, 2018	Aug. 01, 2018	Aug. 01, 2020	Feb. 01, 2021	Aug. 01, 2021	Feb. 01, 2022	Feb. 01, 2019	Aug. 01, 2019	Feb. 01, 2020
Short-term borrowings	1,129	1,019
Proceeds from Senior Notes						50,000
Repayment of outstanding principal amount														40,200
Stated interest rate							3.50%							8.06%	4.10%
Periodic payment terms of senior notes								$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000				$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 10,000	$ 10,000	$ 10,000
Prepayment of principal amount of Senior notes, percentage				100.00%